Borrowings	6 Months Ended
Dec. 31, 2025
Borrowings
Borrowings

26Borrowings

	31 December	30 June	31 December
	2025	2025	2024
	£’000	£’000	£’000
Senior secured notes	315,077	308,914	337,614
Secured term loan facility	166,188	162,941	178,105
Revolving credit facilities	290,000	160,000	210,000
Accrued interest on senior secured notes and revolving credit facilities	5,745	5,119	5,746
	777,010	636,974	731,465
Less: non-current portion
Senior secured notes	315,077	308,914	337,614
Secured term loan facility	166,188	162,941	178,105
Non-current borrowings	481,265	471,855	515,719
Current borrowings	295,745	165,119	215,746

The senior secured notes of £315,077,000 (30 June 2025: £308,914,000; 31 December 2024: £337,614,000) is stated net of unamortized issue costs amounting to £822,000 (30 June 2025: £1,098,000; 31 December 2024: £1,359,000). The outstanding principal amount of the senior secured notes is $425,000,000 (30 June 2025: $425,000,000; 31 December 2024: $425,000,000). The senior secured notes have a fixed coupon rate of 3.79% per annum and interest is paid semi-annually. The senior secured notes mature on 25 June 2027.

26Borrowings (continued)

The senior secured notes were issued by our wholly owned subsidiary, Manchester United Football Club Limited, and are guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited, MU RAML Limited and MU Finance Limited and are secured against substantially all of the assets of those entities and Manchester United Football Club Limited. These entities are wholly owned subsidiaries of Manchester United plc.

The secured term loan facility of £166,188,000 (30 June 2025: £162,941,000; 31 December 2024: £178,105,000) is stated net of unamortized issue costs amounting to £1,049,000 (30 June 2025: £1,186,000; 31 December 2024: £1,321,000). The outstanding principal amount of the secured term loan facility is $225,000,000 (30 June 2025: $225,000,000; 31 December 2024: $225,000,000). The secured term loan facility attracts interest of the SOFR plus an applicable margin of between 1.25% and 1.75% per annum and interest is paid monthly. The remaining balance of the secured term loan facility is repayable on 26 August 2029, although the Group has the option to repay the secured term loan facility at any time before then. The Group has complied with all covenants under the secured term loan facility during the 2025 and 2024 reporting periods. The secured term loan facility was provided to our wholly owned subsidiary, Manchester United Football Club Limited, and is guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited, MU RAML Limited and MU Finance Limited and Manchester United Football Club Limited and is secured against substantially all of the assets of each of those entities. These entities are wholly owned subsidiaries of Manchester United plc.

The Group also has revolving facilities with a maximum capacity at 31 December 2025 of £350,000,000 (30 June 2025 and 31 December 2024: £300,000,000). As of 31 December 2025, the Group has £290,000,000 (30 June 2025: £160,000,000; 31 December 2024: £210,000,000) in outstanding loans and £60,000,000 (30 June 2025: £140,000,000; 31 December 2024: £90,000,000) in borrowing capacity under our revolving facilities. The revolving facilities terminate on 31 December 2029. The Group has complied with all covenants under its revolving facilities during the 2025 and 2024 reporting periods.